Disposal of Nicaraguan Group - Narrative (Details) $ in Thousands					1 Months Ended	12 Months Ended
	Dec. 31, 2019 $ / $	Oct. 30, 2019 USD ($)	Oct. 15, 2019 USD ($) shares	Oct. 15, 2019 $ / $ $ / shares	Nov. 30, 2019 shares	Dec. 31, 2019 USD ($) $ / $	Dec. 31, 2018 USD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Closing foreign exchange rate (in CAD) | $ / $	1.30					1.30
Gain on sale of Nicaraguan Group						$ 40,129	$ 0
Nicaraguan Group
Disclosure of analysis of single amount of discontinued operations [line items]
Value of consideration received in shares							0
Nicaraguan Group | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration received			$ 115,673
Cash consideration received			40,000
Value of consideration received in shares			$ (39,997)			(39,997)
Number of shares received (in shares) | shares			87,986,666		17,618,667
Shares received (in USD per share) | $ / shares				$ 0.60
Closing foreign exchange rate (in CAD) | $ / $				1.32
Deferred consideration			$ 10,000
Deferred consideration term			1 year
Cash consideration, one year from closing discounted at 9.75%			$ 9,112
Convertible debenture			$ 10,000			$ (9,939)	$ 0
Measurement period			2 years
Convertible debt interest rate			2.00%
Conversion price (in usd per share) | $ / shares				$ 0.75
Working capital settlement, receivable portion discounted at 9.75%		$ 13,000	$ 17,867
Gain on sale of Nicaraguan Group			40,129
Calibre Mining Corp. | Nicaraguan Group | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Discount rate				9.75%
Conversion price (in usd per share) | $ / shares				$ 0.81
2020 | Nicaraguan Group | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Discounted working capital adjustment			5,000
Working capital settlement, receivable portion discounted at 9.75%			$ 5,000
Calibre Mining Corp.
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in associate	33.80%		30.10%